Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42300
Entity Registrant Name	Baird Medical Investment Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 202, 2/F, Baide Building
Entity Address, Address Line Two	Building 11, No.15
Entity Address, Address Line Three	Rongtong Street, Yuexiu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	40,979,382
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001982444
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Guangdong Prouden CPAs GP
Auditor Location	Guangzhou, China
Auditor Firm ID	7254
Business contact
Contact Personnel Name	Haimei Wu
Country Region	86
Local Phone Number	13560026976
Entity Address, Address Line One	Room 202, 2/F, Baide Building
Entity Address, Address Line Two	Building 11, No.15
Entity Address, Address Line Three	Rongtong Street, Yuexiu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Contact Personnel Email Address	ir@bairdmed.com
Ordinary Shares
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Trading Symbol	BDMD
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one ordinary share at an exercise price of US$11.50
Trading Symbol	BDMD W
Security Exchange Name	NASDAQ